Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Loans and borrowings
Schedule of loans and borrowings

The loans and borrowings rollforward are summarized as follows:

	Average effective interest rate p.a.	Year of maturity	December 31, 2023	Proceeds from loans and borrowings	Payments related to loans and borrowings	Interest paid	Interest expenses	Exchange rate changes	Translation to presentation currency	December 31, 2024
In US$
Advance on foreign exchange contract	6.31%	2025	-	9,818	-	-	301	1,325	(1,147)	10,297
Export credit note	7.56%	2026	22,855	-	(5,909)	(1,631)	1,544	4,824	(4,937)	16,746
Working capital loan	5.02% to 8.02%	2026 to 2028	78,648	10,000	(12,142)	(6,274)	6,253	-	12	76,497
			101,503	19,818	(18,051)	(7,905)	8,098	6,149	(6,072)	103,540
In R$
Export credit note	12.58%	2026 to 2028	48,759	-	(3,943)	(4,494)	5,137	-	(10,264)	35,195
			48,759	-	(3,943)	(4,494)	5,137	-	(10,264)	35,195
Total			150,262	19,818	(21,994)	(12,399)	13,235	6,149	(16,336)	138,735

Current			23,283							46,227
Non-current			126,979							92,508

	Average effective interest rate p.a.	Year of maturity	January 1, 2023	Proceeds from loans and borrowings	Payments related to loans and borrowings	Interest paid	Interest expenses	Exchange rate changes	Translation to presentation currency	December 31, 2023
In US$
Advance on foreign exchange contract	3.80% to 4.86%	2023	18,473	9,990	(28,006)	(1,136)	639	(1,078)	1,118	-
Export credit note	7.40%	2026	27,341	-	(4,496)	(1,808)	1,834	(2,135)	2,119	22,855
Working capital loan	5.02% to 7.91%	2026 to 2028	86,681	-	(7,779)	(6,356)	6,098	-	4	78,648
			132,495	9,990	(40,281)	(9,300)	8,571	(3,213)	3,241	101,503
In R$
Export credit note	14.96%	2023 to 2028	57,198	32,094	(42,675)	(9,185)	7,335	-	3,992	48,759
			57,198	32,094	(42,675)	(9,185)	7,335	-	3,992	48,759
Total			189,693	42,084	(82,956)	(18,485)	15,906	(3,213)	7,233	150,262

Current			45,236							23,283
Non-current			144,457							126,979

Schedule Restrictive clauses denominated covenants in loans and financing agreements

As of December 31, 2024, the Group has restrictive financial clauses, denominated covenants, in certain of its loans and financing agreements, as summarized below:

Restrictive clause related to:	Measurement frequency	Indicators	Required	Result
Export credit note	Annual	Net debt(a)/ EBITDA(b)	Less than or equal to 3.0X	In compliance
Working capital	Annual	Net debt (a)/ EBITDA(a)	Less than or equal to 3.0X	In compliance

(a) Net debt means total loans, less cash and cash equivalents.

(b) EBITDA means earnings before interest, tax, depreciation and amortization, where interest refers to net finance costs.

Schedule of maturities of long-term loans and borrowings
Maturity	December 31, 2024
2025	46,227
2026	38,909
2027	30,877
2028	22,722
Total	138,735
Current	46,227
Non-current	92,508